10. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Schedule of inventories

	12.31.17	12.31.16
Finished goods	3,166.4	3,207.9
Work in process	156.7	172.8
Raw materials	1,220.1	900.8
Packaging materials	87.2	76.8
Secondary materials	324.9	265.3
Warehouse	247.4	205.7
Imports in transit	103.9	113.0
Other	11.4	6.7
(-) Provision for adjustment to realizable value	(253.7)	(93.5)
(-) Provision for deterioration	(66.4)	(26.2)
(-) Provision for obsolescense	(6.9)	(7.7)
(-) Adjustment to present value	(42.8)	(30.1)
	4,948.2	4,791.6

Schedule of changes in the provision for obsolescence

Such amounts include the additions and reversals of inventory provisions, except for the effects recorded as other operating results, presented in the table below:

	Provision for adjustment to realizable value		Provision for deterioration		Provision for obsolescence		Total
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	(93.5)	(20.0)	(26.2)	(49.6)	(7.7)	(12.2)	(127.5)	(81.8)
Additions (1)	(240.7)	(113.9)	(62.4)	(19.0)	(2.4)	(1.5)	(305.5)	(134.4)
Reversals	80.8	15.3	-	-	-	-	80.8	15.3
Write-offs	-	-	22.3	44.6	2.2	3.8	24.5	48.4
Business combination	-	-	-	-	0.8	-	0.8	-
Exchange rate variation	(0.3)	25.1	(0.1)	(2.2)	0.2	2.2	(0.2)	25.1
Ending balance	(253.7)	(93.5)	(66.4)	(26.2)	(6.9)	(7.7)	(327.1)	(127.4)

(1) Manly amount is effect from Weak Flesh Operation (note 1.5).